Disclosure of detailed information of earnings per share explanatory (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net earnings attributable to shareholders of Osisko Gold Royalties Ltd	$ (42,501)	$ 42,113
Basic weighted average number of common shares outstanding	127,939	104,671
Dilutive effect of share options	0	153
Dilutive effecf of warrants	0	0
Dilutive effect of convertible debenture	0	0
Adjusted weighted average number of common shares outstanding	127,939	104,824
Earnings per share [abstract]
Basic	$ (0.33)	$ 0.40
Diluted	$ (0.33)	$ 0.40